RELATED PARTY TRANSACTIONS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Sale and Leaseback Transaction, Gain (Loss), Net		¥ 24,988
Li Tianqi [Member]
Related Party Transaction [Line Items]
Amount borrowed from related party			¥ 118,000
SYW [Member]
Related Party Transaction [Line Items]
Sale and Leaseback Transaction, Gain (Loss), Net		165,802
Payments for Rent	¥ 11,861	6,919
Rental expense	¥ 11,861	¥ 7,876